Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant s management, including the Registrant s principal executive officer and the Registrant s principal financial officer, of the effectiveness of the design and operation of the Registrant s disclosure controls and procedures. Based on such evaluation, the Registrant s principal executive officer and principal financial officer concluded that the Registrant s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN CUSTODIAN FUNDS

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-00537

Franklin Custodian Funds
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 9/30

Date of reporting period: 6/30/12

Item 1. Schedule of Investments.

Franklin Custodian Funds
Statement of Investments, June 30, 2012 (unaudited)

Franklin DynaTech Fund	Country	Shares	Value
Common Stocks 95.7%			
Aerospace & Defense 2.2%			
The Boeing Co.	United States	125,000	$ 9,287,500
Precision Castparts Corp.	United States	110,000	18,093,900
			27,381,400
Air Freight & Logistics 0.9%			
C.H. Robinson Worldwide Inc.	United States	25,000	1,463,250
FedEx Corp.	United States	110,000	10,077,100
			11,540,350
Auto Components 0.2%			
[a]BorgWarner Inc.	United States	35,000	2,295,650
Biotechnology 4.3%			
[a]Alexion Pharmaceuticals Inc.	United States	85,000	8,440,500
[a]Biogen Idec Inc.	United States	140,000	20,213,200
[a]Cepheid Inc.	United States	75,000	3,356,250
[a]Gilead Sciences Inc.	United States	50,000	2,564,000
[a]Medivation Inc.	United States	75,000	6,855,000
[a]Onyx Pharmaceuticals Inc.	United States	100,000	6,645,000
[a]Regeneron Pharmaceuticals Inc.	United States	25,000	2,855,500
[a]Vertex Pharmaceuticals Inc.	United States	25,000	1,398,000
			52,327,450
Chemicals 3.3%			
Airgas Inc.	United States	50,000	4,200,500
Monsanto Co.	United States	150,000	12,417,000
Novozymes AS	Denmark	250,000	6,460,564
Sigma-Aldrich Corp.	United States	225,000	16,634,250
			39,712,314
Commercial Services & Supplies 0.0%[†]			
[a]Clean Harbors Inc.	United States	10,000	564,200
Communications Equipment 2.1%			
[a]F5 Networks Inc.	United States	100,000	9,956,000
Motorola Solutions Inc.	United States	35,000	1,683,850
QUALCOMM Inc.	United States	250,000	13,920,000
			25,559,850
Computers & Peripherals 8.8%			
[a]Apple Inc.	United States	175,000	102,200,000
[a]EMC Corp.	United States	200,000	5,126,000
			107,326,000
Diversified Financial Services 0.5%			
Moody's Corp.	United States	150,000	5,482,500
Electronic Equipment, Instruments & Components 0.0%[†]			
[a]Audience Inc.	United States	28,200	543,696
Energy Equipment & Services 5.3%			
Core Laboratories NV	Netherlands	60,000	6,954,000
[a]FMC Technologies Inc.	United States	600,000	23,538,000
Forum Energy Technologies Inc.	United States	100,000	1,969,000
National Oilwell Varco Inc.	United States	200,000	12,888,000
Schlumberger Ltd.	United States	300,000	19,473,000
			64,822,000
Food Products 0.8%			
Mead Johnson Nutrition Co., A	United States	125,000	10,063,750
Health Care Equipment & Supplies 4.8%			
C. R. Bard Inc.	United States	100,000	10,744,000
[a]Edwards Lifesciences Corp.	United States	225,000	23,242,500

Franklin Custodian Funds
Statement of Investments, June 30, 2012 (unaudited) *(continued)*

[a]HeartWare International Inc.	United States	65,000	5,772,000
[a]Intuitive Surgical Inc.	United States	25,000	13,844,750
Stryker Corp.	United States	100,000	5,510,000
			59,113,250
Health Care Providers & Services 3.5%			
[a]Express Scripts Holding Co.	United States	300,000	16,749,000
McKesson Corp.	United States	150,000	14,062,500
UnitedHealth Group Inc.	United States	200,000	11,700,000
			42,511,500
Health Care Technology 2.7%			
[a]Cerner Corp.	United States	400,000	33,064,000
[a]Vocera Communications Inc.	United States	15,000	401,850
			33,465,850
Hotels, Restaurants & Leisure 1.1%			
[a]Chipotle Mexican Grill Inc.	United States	20,000	7,599,000
Wynn Resorts Ltd.	United States	50,000	5,186,000
			12,785,000
Internet & Catalog Retail 4.4%			
[a]Amazon.com Inc.	United States	115,000	26,260,250
[a]Priceline.com Inc.	United States	30,000	19,935,600
Rakuten Inc.	Japan	750,000	7,725,966
			53,921,816
Internet Software & Services 8.8%			
[a]Baidu Inc., ADR	China	165,000	18,971,700
[a]Bazaarvoice Inc.	United States	150,000	2,730,000
[a]Brightcove Inc.	United States	150,000	2,287,500
[a]Demandware Inc.	United States	50,000	1,184,500
[a]eBay Inc.	United States	25,000	1,050,250
[a]Equinix Inc.	United States	50,000	8,782,500
[a]Facebook Inc., A	United States	100,000	3,112,000
[a]Google Inc., A	United States	50,000	29,003,500
[a]LinkedIn Corp., A	United States	10,000	1,062,700
[a,b]Mail.ru Group Ltd., GDR, 144A	Russia	125,000	4,225,000
MercadoLibre Inc.	Argentina	100,000	7,580,000
[a]Millennial Media Inc.	United States	180,800	2,384,752
[a]Rackspace Hosting Inc.	United States	200,000	8,788,000
Tencent Holdings Ltd.	China	500,000	14,565,422
[a]Yelp Inc.	United States	50,000	1,136,500
			106,864,324
IT Services 6.9%			
International Business Machines Corp.	United States	50,000	9,779,000
MasterCard Inc., A	United States	65,000	27,957,150
[a]Teradata Corp.	United States	265,000	19,082,650
Visa Inc., A	United States	225,000	27,816,750
			84,635,550
Life Sciences Tools & Services 1.7%			
[a]Illumina Inc.	United States	50,000	2,019,500
Thermo Fisher Scientific Inc.	United States	125,000	6,488,750
[a]Waters Corp.	United States	150,000	11,920,500
			20,428,750
Machinery 1.0%			
[a]Chart Industries Inc.	United States	10,000	687,600
Flowserve Corp.	United States	100,000	11,475,000
			12,162,600
Oil, Gas & Consumable Fuels 1.9%			
Anadarko Petroleum Corp.	United States	150,000	9,930,000
Noble Energy Inc.	United States	150,000	12,723,000
			22,653,000
Pharmaceuticals 5.9%			
Abbott Laboratories	United States	200,000	12,894,000

Franklin Custodian Funds

Statement of Investments, June 30, 2012 (unaudited) *(continued)*

Allergan Inc.	United States	200,000	18,514,000
Novo Nordisk AS, ADR	Denmark	115,000	16,714,100
Perrigo Co.	United States	50,000	5,896,500
[a]Questcor Pharmaceuticals Inc.	United States	35,000	1,863,400
[a]Sagent Pharmaceuticals Inc.	United States	100,000	1,808,000
[a]Watson Pharmaceuticals Inc.	United States	200,000	14,798,000
			72,488,000
Professional Services 1.2%			
[a]The Advisory Board Co.	United States	150,000	7,438,500
[a]IHS Inc., A	United States	67,400	7,261,002
			14,699,502
Real Estate Investment Trusts (REITs) 1.7%			
American Tower Corp.	United States	300,000	20,973,000
Semiconductors & Semiconductor Equipment 5.6%			
ARM Holdings PLC, ADR	United Kingdom	900,000	21,411,000
[a]Hittite Microwave Corp.	United States	100,000	5,112,000
Intel Corp.	United States	1,000,000	26,650,000
[a]InvenSense Inc.	United States	205,300	2,319,890
[a]Lam Research Corp.	United States	150,000	5,661,000
Power Integrations Inc.	United States	200,000	7,460,000
			68,613,890
Software 14.5%			
[a]ANSYS Inc.	United States	200,000	12,622,000
[a]Aspen Technology Inc.	United States	350,000	8,102,500
[a]Check Point Software Technologies Ltd.	Israel	300,000	14,877,000
[a]Citrix Systems Inc.	United States	200,000	16,788,000
[a]CommVault Systems Inc.	United States	200,000	9,914,000
[a]Fortinet Inc.	United States	350,000	8,127,000
[a]Imperva Inc.	United States	200,000	5,764,000
[a]Informatica Corp.	United States	285,000	12,072,600
[a]Jive Software Inc.	United States	150,000	3,148,500
Microsoft Corp.	United States	100,000	3,059,000
[a]NetSuite Inc.	United States	200,000	10,954,000
[a]Nuance Communications Inc.	United States	135,000	3,215,700
Oracle Corp.	United States	300,000	8,910,000
[a]QLIK Technologies Inc.	United States	225,000	4,977,000
[a]Red Hat Inc.	United States	200,000	11,296,000
[a]Salesforce.com Inc.	United States	125,000	17,282,500
[c]ServiceNow Inc.	United States	12,300	302,580
[a]Solarwinds Inc.	United States	25,000	1,089,000
Splunk Inc.	United States	50,000	1,405,000
[a]TIBCO Software Inc.	United States	325,000	9,724,000
[a]VMware Inc., A	United States	150,000	13,656,000
			177,286,380
Textiles, Apparel & Luxury Goods 0.9%			
[a]Lululemon Athletica Inc.	Canada	50,000	2,981,500
NIKE Inc., B	United States	10,000	877,800
[b]Prada Holding SpA, 144A	Italy	1,000,000	6,696,227
			10,555,527
Trading Companies & Distributors 0.7%			
Fastenal Co.	United States	200,000	8,062,000
Total Common Stocks (Cost $698,063,049)			1,168,839,099
Short Term Investments (Cost $51,409,697) 4.2%			
Money Market Funds 4.2%			
[a,d]Institutional Fiduciary Trust Money Market Portfolio	United States	51,409,697	51,409,697

Franklin Custodian Funds
Statement of Investments, June 30, 2012 (unaudited) *(continued)*

Total Investments (Cost $749,472,746) 99.9%	1,220,248,796
Other Assets, less Liabilities 0.1%	810,749
Net Assets 100.0%	$ 1,221,059,545

† Rounds to less than 0.1% of net assets.
[a] Non-income producing.
[b] Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At June 30, 2012, the aggregate value of these securities was $10,921,227, representing 0.89% of net assets.
[c] Security purchased on a delayed delivery basis.
[d] The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

Abbreviations
Selected Portfolio

ADR - American Depositary Receipt
GDR - Global Depositary Receipt

Franklin Custodian Funds
Statement of Investments, June 30, 2012 (unaudited)

Franklin Growth Fund	Shares		Value
Common Stocks 88.7%			
Automobiles & Components 2.5%			
[a]BorgWarner Inc.	600,000	$	39,354,000
Ford Motor Co.	1,200,000		11,508,000
[a]General Motors Co.	600,000		11,832,000
Harley-Davidson Inc.	913,096		41,755,880
Johnson Controls Inc.	1,600,000		44,336,000
Toyota Motor Corp., ADR (Japan)	30,000		2,414,400
			151,200,280
Banks 0.4%			
Wells Fargo & Co.	750,000		25,080,000
Capital Goods 16.4%			
3M Co.	855,000		76,608,000
ABB Ltd., ADR (Switzerland)	1,500,000		24,480,000
The Boeing Co.	1,100,000		81,730,000
Caterpillar Inc.	325,000		27,595,750
Danaher Corp.	1,000,000		52,080,000
Deere & Co.	200,000		16,174,000
Emerson Electric Co.	1,100,000		51,238,000
General Dynamics Corp.	1,000,000		65,960,000
General Electric Co.	1,800,000		37,512,000
[a]Huntington Ingalls Industries Inc.	166,666		6,706,640
Illinois Tool Works Inc.	1,000,000		52,890,000
Ingersoll-Rand PLC	1,100,000		46,398,000
Lockheed Martin Corp.	500,000		43,540,000
Northrop Grumman Corp.	1,000,000		63,790,000
Pall Corp.	850,000		46,588,500
Precision Castparts Corp.	250,000		41,122,500
Raytheon Co.	600,000		33,954,000
Rockwell Collins Inc.	350,000		17,272,500
Textron Inc.	1,600,000		39,792,000
United Technologies Corp.	900,000		67,977,000
W.W. Grainger Inc.	550,000		105,182,000
			998,590,890
Commercial & Professional Services 1.9%			
Avery Dennison Corp.	462,000		12,631,080
Dun & Bradstreet Corp.	400,000		28,468,000
Equifax Inc.	500,000		23,300,000
[a]IHS Inc., A	114,800		12,367,404
Robert Half International Inc.	150,000		4,285,500
[a]Stericycle Inc.	200,000		18,334,000
[a]Verisk Analytics Inc., A	300,000		14,778,000
			114,163,984
Consumer Durables & Apparel 1.7%			
NIKE Inc., B	450,000		39,501,000
VF Corp.	500,000		66,725,000
			106,226,000
Consumer Services 1.1%			
[a]Apollo Group Inc., A	300,000		10,857,000
Carnival Corp.	1,200,000		41,124,000
Interval Leisure Group Inc.	60,020		1,140,980
Starwood Hotels & Resorts Worldwide Inc.	250,000		13,260,000
			66,381,980
Diversified Financials 2.2%			
American Express Co.	600,000		34,926,000
BlackRock Inc.	208,000		35,322,560
JPMorgan Chase & Co.	600,000		21,438,000

T. Rowe Price Group Inc.	625,000	39,350,000
		131,036,560
Energy 3.9%		
Anadarko Petroleum Corp.	675,000	44,685,000
BP PLC, ADR (United Kingdom)	353,542	14,332,593
ConocoPhillips	35,000	1,955,800
Devon Energy Corp.	320,000	18,556,800
Exxon Mobil Corp.	70,000	5,989,900
[a]FMC Technologies Inc.	625,000	24,518,750
Halliburton Co.	750,000	21,292,500
National Oilwell Varco Inc.	250,000	16,110,000
Occidental Petroleum Corp.	300,000	25,731,000
Peabody Energy Corp.	950,000	23,294,000
Phillips 66	17,500	581,700
Royal Dutch Shell PLC, A, ADR (United Kingdom)	280,000	18,880,400
Schlumberger Ltd.	309,100	20,063,681
Transocean Ltd.	15,222	680,880
		236,673,004
Food & Staples Retailing 0.5%		
CVS Caremark Corp.	600,000	28,038,000
Food, Beverage & Tobacco 1.7%		
Bunge Ltd.	250,000	15,685,000
Mead Johnson Nutrition Co., A	200,000	16,102,000
[a]Monster Beverage Corp.	600,000	42,720,000
PepsiCo Inc.	450,000	31,797,000
		106,304,000
Health Care Equipment & Services 6.2%		
Aetna Inc.	400,000	15,508,000
[a]Allscripts Healthcare Solutions Inc.	1,100,000	12,023,000
Baxter International Inc.	400,000	21,260,000
Cardinal Health Inc.	300,000	12,600,000
[a]CareFusion Corp.	1,000,000	25,680,000
Covidien PLC	425,000	22,737,500
[a]Edwards Lifesciences Corp.	200,000	20,660,000
[a]Express Scripts Holding Co.	361,648	20,190,808
[a]Haemonetics Corp.	300,000	22,233,000
[a]Henry Schein Inc.	350,000	27,471,500
Hill-Rom Holdings Inc.	300,000	9,255,000
[a]Intuitive Surgical Inc.	100,000	55,379,000
Medtronic Inc.	60,000	2,323,800
Quest Diagnostics Inc.	500,000	29,950,000
Stryker Corp.	400,000	22,040,000
Teleflex Inc.	500,000	30,455,000
[a]Varian Medical Systems Inc.	300,000	18,231,000
Zimmer Holdings Inc.	100,000	6,436,000
		374,433,608
Household & Personal Products 0.3%		
The Procter & Gamble Co.	335,000	20,518,750
Insurance 0.7%		
Aflac Inc.	500,000	21,295,000
[a]Berkshire Hathaway Inc., A	184	22,989,880
		44,284,880
Materials 4.7%		
Air Products and Chemicals Inc.	500,000	40,365,000
Celanese Corp., A	1,200,000	41,544,000
Ecolab Inc.	550,000	37,691,500
Freeport-McMoRan Copper & Gold Inc., B	650,000	22,145,500
Martin Marietta Materials Inc.	225,000	17,734,500
Newcrest Mining Ltd. (Australia)	800,000	18,515,781
Praxair Inc.	475,000	51,646,750

Franklin Custodian Funds
Statement of Investments, June 30, 2012 (unaudited) *(continued)*

Sigma-Aldrich Corp.	800,000	59,144,000
		288,787,031
Media 1.9%		
[a]Live Nation Entertainment Inc.	88,491	812,347
The Walt Disney Co.	1,687,290	81,833,565
Washington Post Co., B	80,000	29,905,600
		112,551,512
Pharmaceuticals, Biotechnology & Life Sciences 12.8%		
Abbott Laboratories	400,000	25,788,000
Agilent Technologies Inc.	1,300,000	51,012,000
Allergan Inc.	950,000	87,941,500
Amgen Inc.	1,000,000	73,040,000
[a]Biogen Idec Inc.	500,000	72,190,000
[a]Celgene Corp.	390,000	25,022,400
[a]Covance Inc.	200,000	9,570,000
Eli Lilly & Co.	500,000	21,455,000
[a]Gilead Sciences Inc.	300,000	15,384,000
[a]Hospira Inc.	850,000	29,733,000
[a]Illumina Inc.	400,000	16,156,000
Johnson & Johnson	1,200,100	81,078,756
Merck & Co. Inc.	1,000,000	41,750,000
[a]Mettler-Toledo International Inc.	400,000	62,340,000
Pfizer Inc.	2,761,000	63,503,000
Roche Holding AG, ADR (Switzerland)	750,000	32,415,000
Teva Pharmaceutical Industries Ltd., ADR (Israel)	600,000	23,664,000
[a]Waters Corp.	575,000	45,695,250
		777,737,906
Real Estate 0.8%		
American Tower Corp.	715,000	49,985,650
Retailing 1.3%		
[a]Amazon.com Inc.	250,000	57,087,500
Expedia Inc.	200,000	9,614,000
HSN Inc.	100,000	4,035,000
[a]TripAdvisor Inc.	200,000	8,938,000
		79,674,500
Semiconductors & Semiconductor Equipment 0.5%		
[a,b]First Solar Inc.	300,000	4,518,000
Intel Corp.	614,392	16,373,547
[a]SunPower Corp.	133,873	643,929
Texas Instruments Inc.	250,000	7,172,500
		28,707,976
Software & Services 10.6%		
[a]Autodesk Inc.	800,000	27,992,000
Automatic Data Processing Inc.	700,000	38,962,000
[a]Check Point Software Technologies Ltd. (Israel)	500,000	24,795,000
[a]Citrix Systems Inc.	275,000	23,083,500
Computer Sciences Corp.	1,400,000	34,748,000
[a]Facebook Inc., A	400,000	12,448,000
[a]Fortinet Inc.	1,500,000	34,830,000
[a]Google Inc., A	150,000	87,010,500
IAC/InterActiveCorp	300,000	13,680,000
[a]Informatica Corp.	1,100,000	46,596,000
International Business Machines Corp.	600,000	117,348,000
MasterCard Inc., A	100,000	43,011,000
Microsoft Corp.	325,000	9,941,750
Oracle Corp.	2,300,000	68,310,000
Visa Inc., A	300,000	37,089,000
[a]Yahoo! Inc.	1,700,000	26,911,000
		646,755,750
Technology Hardware & Equipment 9.6%		
[a]Acme Packet Inc.	650,000	12,122,500

Franklin Custodian Funds
Statement of Investments, June 30, 2012 (unaudited) *(continued)*

[a]Apple Inc.		575,000	335,800,000
Cisco Systems Inc.		2,945,000	50,565,650
[a]EMC Corp.		2,700,000	69,201,000
Hewlett-Packard Co.		1,156,250	23,252,188
[a]Logitech International SA (Switzerland)		150,000	1,600,500
Molex Inc.		71,483	1,711,303
Molex Inc., A		133,100	2,692,613
QUALCOMM Inc.		660,000	36,748,800
[a]Research In Motion Ltd. (Canada)		650,000	4,803,500
[a]Trimble Navigation Ltd.		1,050,000	48,310,500
			586,808,554
Telecommunication Services 0.2%			
America Movil SAB de CV, L, ADR (Mexico)		518,600	13,514,716
Transportation 5.8%			
[a]Air France-KLM, ADR (France)		800,000	3,816,000
[a]Alaska Air Group Inc.		1,600,000	57,440,000
[a]Allegiant Travel Co.		100,000	6,968,000
Arkansas Best Corp.		500,000	6,300,000
C.H. Robinson Worldwide Inc.		267,300	15,645,069
Canadian National Railway Co. (Canada)		500,000	42,190,000
Canadian Pacific Railway Ltd. (Canada)		500,000	36,630,000
Expeditors International of Washington Inc.		600,000	23,250,000
Forward Air Corp.		495,333	15,984,396
Heartland Express Inc.		600,000	8,586,000
[a]International Consolidated Airlines Group SA, ADR (United Kingdom)		1,400,000	17,444,000
[a]Ryanair Holdings PLC, ADR (Ireland)		239,200	7,271,680
Southwest Airlines Co.		100,000	922,000
Union Pacific Corp.		600,000	71,586,000
[a]United Continental Holdings Inc.		1,050,000	25,546,500
Werner Enterprises Inc.		462,000	11,037,180
			350,616,825
Utilities 1.0%			
American Water Works Co. Inc.		700,000	23,996,000
[c]International Power PLC (United Kingdom)		3,058,904	20,011,242
NextEra Energy Inc.		250,000	17,202,500
			61,209,742
Total Common Stocks (Cost $3,146,289,246)			5,399,282,098
Short Term Investments 11.4%			
Money Market Funds (Cost $296,780,534) 4.9%			
[a,d]Institutional Fiduciary Trust Money Market Portfolio		296,780,534	296,780,534
Investments from Cash Collateral Received for Loaned Securities 0.1%			
Money Market Funds (Cost $9,420,000) 0.1%			
[e]BNY Mellon Overnight Government Fund, 0.182%		9,420,000	9,420,000
		Principal Amount	
Repurchase Agreements (Cost $386,687,512) 6.4%			
[f]Joint Repurchase Agreement, 0.129%, 7/02/12 (Maturity Value $386,691,666) BNP Paribas Securities Corp. (Maturity Value $75,540,217) Credit Suisse Securities (USA) LLC (Maturity Value $88,130,897) Deutsche Bank Securities Inc. (Maturity Value $59,349,437) HSBC Securities (USA) Inc. (Maturity Value $50,358,856) Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $50,358,856) Morgan Stanley & Co. LLC (Maturity Value $25,181,361) UBS Securities LLC (Maturity Value $37,772,042) Collateralized by U.S. Government Agency Securities, 0.00% - 5.25%, 8/01/12 - 6/28/17; [g]U.S. Treasury Bills, 7/26/12; and U.S. Treasury Notes, 1.125% - 3.00%, 12/15/12 - 2/15/22 (valued at $394,566,649)	$	386,687,512	386,687,512

Franklin Custodian Funds
Statement of Investments, June 30, 2012 (unaudited) *(continued)*

Total Investments (Cost $3,839,177,292) 100.1%		6,092,170,144
Other Assets, less Liabilities (0.1)%		(8,234,414)
Net Assets 100.0%	$	6,083,935,730

[a] Non-income producing.
[b] A portion or all of the security is on loan at June 30, 2012.
[c] Security has been deemed illiquid because it may not be able to be sold within seven days. At June 30, 2012, the value of this security was $20,011,242, representing 0.33% of net assets.
[d] The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.
[e] The rate shown is the annualized seven-day yield at period end.
[f] Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At June 30, 2012, all repurchase agreements had been entered into on June 29, 2012.
[g] The security is traded on a discount basis with no stated coupon rate.

Abbreviations
Selected Portfolio

ADR - American Depositary Receipt

Franklin Custodian Funds
Statement of Investments, June 30, 2012 (unaudited)

Franklin Income Fund	Country	Shares/Warrants	Value
Common Stocks and Other Equity Interests 37.4%			
Consumer Discretionary 0.2%			
[a]Charter Communications Inc., wts., 11/30/14	United States	2,112,650	$ 55,985,225
[a,b,c]Dex One Corp.	United States	10,242,757	9,576,978
[a]General Motors Co., wts., 7/10/16	United States	2,497,592	27,523,464
[a]General Motors Co., wts., 7/10/19	United States	2,497,592	16,933,674
Johnson Controls Inc.	United States	1,000,000	27,710,000
[a]Motors Liquidation Co., Escrow Account	United States	400,000,000	40,000
[a]Motors Liquidation Co., GUC Trust, Escrow Account	United States	689,724	8,449,119
[a]SuperMedia Inc., Litigation Trust	United States	30,326,101	568,614
			146,787,074
Consumer Staples 0.9%			
Diageo PLC	United Kingdom	9,000,000	231,463,819
PepsiCo Inc.	United States	5,241,600	370,371,456
			601,835,275
Energy 5.8%			
Anadarko Petroleum Corp.	United States	1,750,000	115,850,000
BP PLC, ADR	United Kingdom	16,000,000	648,640,000
[a,b]Callon Petroleum Co.	United States	4,100,000	17,466,000
[b,d]Canadian Oil Sands Ltd.	Canada	25,500,000	493,944,305
Chevron Corp.	United States	5,000,000	527,500,000
ConocoPhillips	United States	8,000,000	447,040,000
Exxon Mobil Corp.	United States	4,000,000	342,280,000
Kinder Morgan Inc.	United States	1,500,000	48,330,000
Phillips 66	United States	4,000,000	132,960,000
Royal Dutch Shell PLC, A, ADR	United Kingdom	8,430,999	568,502,263
Spectra Energy Corp.	United States	6,912,907	200,889,077
Total SA, B, ADR	France	4,000,000	179,800,000
			3,723,201,645
Financials 5.6%			
Banco Santander SA	Spain	16,541,105	109,298,615
Bank of America Corp.	United States	53,572,000	438,218,960
Barclays PLC	United Kingdom	27,000,000	68,889,217
BlackRock Inc.	United States	1,204,000	204,463,280
[a]CIT Group Inc.	United States	2,270,367	80,915,880
Citigroup Inc.	United States	1,644,700	45,081,227
Colony Financial Inc.	United States	100,000	1,730,000
Commonwealth Bank of Australia	Australia	1,027,214	55,835,054
[a]Fannie Mae	United States	5,889,149	1,501,733
HSBC Holdings PLC	United Kingdom	40,000,000	351,672,717
JPMorgan Chase & Co.	United States	17,500,000	625,275,000
M&T Bank Corp.	United States	3,000,000	247,710,000
QBE Insurance Group Ltd.	Australia	14,000,000	191,750,118
Wells Fargo & Co.	United States	30,798,853	1,029,913,644
Westfield Retail Trust	Australia	45,059,254	131,455,980
			3,583,711,425
Health Care 6.1%			
Johnson & Johnson	United States	11,500,000	776,940,000
Merck & Co. Inc.	United States	30,000,000	1,252,500,000
Pfizer Inc.	United States	28,000,000	644,000,000
Roche Holding AG	Switzerland	5,000,000	861,959,958
Sanofi, ADR	France	10,000,000	377,800,000
			3,913,199,958
Industrials 1.6%			
General Electric Co.	United States	47,159,528	982,804,564
Rockwell Automation Inc.	United States	750,000	49,545,000
			1,032,349,564
Information Technology 0.6%			
Intel Corp.	United States	15,000,000	399,750,000

Franklin Custodian Funds

Statement of Investments, June 30, 2012 (unaudited) *(continued)*

Materials 2.1%			
AngloGold Ashanti Ltd., ADR	South Africa	1,514,000	51,990,760
Barrick Gold Corp.	Canada	4,031,582	151,466,536
BHP Billiton PLC	United Kingdom	8,000,000	226,426,718
The Dow Chemical Co.	United States	16,000,000	504,000,000
E. I. du Pont de Nemours and Co.	United States	3,000,000	151,710,000
LyondellBasell Industries NV, A	United States	3,470,000	139,736,900
Newmont Mining Corp.	United States	2,261,619	109,711,137
			1,335,042,051
Telecommunication Services 3.2%			
AT&T Inc.	United States	18,650,000	665,059,000
CenturyLink Inc.	United States	5,000,000	197,450,000
France Telecom SA	France	10,000,000	131,305,994
Frontier Communications Corp.	United States	27,500,000	105,325,000
SK Telecom Co. Ltd., ADR	South Korea	3,839,600	46,459,160
Telstra Corp. Ltd.	Australia	60,000,000	226,636,110
Vivendi SA	France	12,393,714	229,478,627
Vodafone Group PLC	United Kingdom	170,000,000	477,427,910
			2,079,141,801
Utilities 11.3%			
AGL Resources Inc.	United States	2,700,000	104,625,000
American Electric Power Co. Inc.	United States	12,500,000	498,750,000
Dominion Resources Inc.	United States	5,574,800	301,039,200
DTE Energy Co.	United States	2,000,000	118,660,000
Duke Energy Corp.	United States	10,000,000	230,600,000
[a,b,c]Dynegy Inc.	United States	9,000,000	5,265,000
Entergy Corp.	United States	7,780,000	528,184,200
Exelon Corp.	United States	17,500,000	658,350,000
FirstEnergy Corp.	United States	7,800,000	383,682,000
NextEra Energy Inc.	United States	6,663,490	458,514,747
Pepco Holdings Inc.	United States	3,500,000	68,495,000
PG&E Corp.	United States	16,000,000	724,320,000
Pinnacle West Capital Corp.	United States	4,800,000	248,352,000
PPL Corp.	United States	12,250,000	340,672,500
Progress Energy Inc.	United States	8,500,000	511,445,000
Public Service Enterprise Group Inc.	United States	16,000,000	520,000,000
Sempra Energy	United States	8,400,000	578,592,000
The Southern Co.	United States	8,400,000	388,920,000
TECO Energy Inc.	United States	10,000,000	180,600,000
Xcel Energy Inc.	United States	15,000,000	426,150,000
			7,275,216,647
Total Common Stocks and Other Equity Interests (Cost $21,651,101,796)			24,090,235,440
Equity-Linked Securities 6.6%			
Consumer Discretionary 0.8%			
[e]JPMorgan Chase & Co. into Ford Motor Co., 7.50%, 144A	United States	8,145,000	82,657,822
[e]JPMorgan Chase & Co. into Lowe's Cos. Inc., 8.00%, 144A	United States	4,170,000	113,083,311
[e]JPMorgan Chase & Co. into Target Corp., 6.25%, 144A	United States	1,500,000	85,759,050
Wells Fargo & Co. into Ford Motor Co., 8.50%	United States	11,250,000	111,887,550
[e]Wells Fargo & Co. into General Motors Co., 7.50%, 144A	United States	4,565,000	95,629,902
			489,017,635
Energy 1.6%			
[e]Barclays Bank PLC into Anadarko Petroleum Corp., 8.00%, 144A	United States	1,584,000	101,855,477
Barclays Bank PLC into Baker Hughes Inc., 8.00%	United States	2,327,000	96,830,659
Credit Suisse New York into Baker Hughes Inc., 8.00%	United States	1,500,000	63,716,850
[f]Credit Suisse New York into Halliburton Co., 10.00%	United States	3,800,000	104,505,320
[e]Credit Suisse New York into Schlumberger Ltd., 8.00%, 144A	United States	1,550,000	99,518,370
Deutsche Bank AG into Alpha Natural Resources Inc., 12.50%	United States	6,795,000	70,219,530
[e,f]Deutsche Bank AG into Chesapeake Energy Corp., 12.50%, 144A	United States	3,960,000	70,765,200
[e]Deutsche Bank AG into Halliburton Co., 9.00%, 144A	United States	3,000,000	88,616,100
[e]The Goldman Sachs Group Inc. into Chesapeake Energy Corp., 12.00%, 144A	United States	5,165,000	96,623,721
[e]The Goldman Sachs Group Inc. into Weatherford International Ltd., 10.00%, 144A	United States	5,715,000	77,476,540

[e]Morgan Stanley into BP PLC, 8.00%, 144A	United Kingdom	3,750,000	152,273,625
			1,022,401,392
Financials 0.8%			
[e]BNP Paribas into Citigroup, 7.50%, 144A	United States	2,608,000	75,114,573
[e,f]Deutsche Bank AG into Bank of America Corp., 11.50%, 144A	United States	13,125,000	100,012,500
[e]UBS AG into Bank of America Corp., 9.00%, 144A	United States	10,115,000	88,020,932
[e]Wells Fargo & Co. into Bank of America Corp., 11.50%, 144A	United States	16,850,000	144,534,919
[e]Wells Fargo & Co. into Citigroup Inc., 9.50%, 144A	United States	4,320,000	124,421,184
			532,104,108
Industrials 0.1%			
[e]Deutsche Bank AG into Caterpillar Inc., 9.00%, 144A	United States	1,000,000	86,697,300
Information Technology 1.3%			
[e]Barclays Bank PLC into Intel Corp., 7.00%, 144A	United States	5,400,000	143,751,240
[e]Barclays Bank PLC into Oracle Corp., 7.50%, 144A	United States	3,100,000	89,782,820
[e]BNP Paribas into Cisco Systems Inc., 6.50%, 144A	United States	5,070,000	89,361,792
Credit Suisse New York into Intel Corp., 9.00%	United States	3,500,000	87,943,800
[e]JPMorgan Chase & Co. into Intel Corp., 8.00%, 144A	United States	4,000,000	105,343,200
[e]UBS AG into Corning Inc., 8.00%, 144A	United States	7,000,000	93,370,200
[e]Wells Fargo & Co. into Broadcom Corp., 10.00%, 144A	United States	3,100,000	102,600,390
[e]Wells Fargo & Co. into Corning Inc., 9.00%, 144A	United States	4,125,000	54,089,888
[e]Wells Fargo & Co. into Xerox Corp., 8.00%, 144A	United States	5,930,000	48,303,289
			814,546,619
Materials 1.7%			
[e]Barclays Bank PLC into AngloGold Ashanti Ltd., 9.00%, 144A	South Africa	2,298,000	80,111,038
[e]Barclays Bank PLC into Freeport-McMoRan Copper & Gold Inc., 10.00%, 144A	United States	2,575,000	92,536,487
[e]Barclays Bank PLC into LyondellBasell Industries NV, 12.50%, 144A	United States	2,536,000	100,938,126
[e]Barclays Bank PLC into Nucor Corp., 8.00%, 144A	United States	2,000,000	76,143,600
Credit Suisse New York into Barrick Gold Corp., 8.00%	Canada	2,100,000	81,883,830
Credit Suisse New York into The Dow Chemical Co., 8.50%	United States	4,150,000	134,200,625
[e]Deutsche Bank AG into Freeport-McMoRan Copper & Gold Inc., B, 10.50%, 144A	United States	3,827,000	134,108,030
[e]Deutsche Bank AG into LyondellBasell Industries NV, 9.00%, 144A	United States	3,400,000	136,514,080
[e]Deutsche Bank AG into Newmont Mining Corp., 7.00%, 144A	United States	2,000,000	97,811,600
[e]The Goldman Sachs Group Inc. into Barrick Gold Corp., 8.00%, 144A	Canada	2,500,000	93,987,250
[e,f]Morgan Stanley into Walter Energy Inc., 12.50%, 144A	United States	1,175,000	50,835,435
[e]UBS AG into Newmont Mining Corp., 8.00%, 144A	United States	900,000	44,428,590
			1,123,498,691
Telecommunication Services 0.3%			
[e]Credit Suisse New York into Sprint Nextel Corp., 12.50%, 144A	United States	29,900,000	92,755,780
[e]Credit Suisse New York into Sprint Nextel Corp., 12.50%, 144A	United States	26,500,000	83,447,970
			176,203,750
Total Equity-Linked Securities (Cost $4,552,085,090)			4,244,469,495
Convertible Preferred Stocks 3.5%			
Consumer Discretionary 0.1%			
General Motors Co., 4.75%, cvt. pfd., B	United States	2,850,000	94,620,000
Energy 0.4%			
Apache Corp., 6.00%, cvt. pfd.	United States	1,210,925	60,836,872
ATP Oil & Gas Corp., 8.00%, cvt. pfd., B	United States	150,000	2,623,500
[e]Chesapeake Energy Corp., 5.75%, cvt. pfd., 144A	United States	150,000	133,466,400
SandRidge Energy Inc., 7.00%, cvt. pfd.	United States	800,000	83,932,800
			280,859,572
Financials 2.8%			
Bank of America Corp., 7.25%, cvt. pfd., L	United States	714,118	696,265,050
Citigroup Inc., 7.50%, cvt. pfd.	United States	1,504,200	128,699,352
[a]Fannie Mae, 5.375%, cvt. pfd.	United States	4,700	18,095,000
FelCor Lodging Trust Inc., 7.80%, cvt. pfd., A	United States	3,050,000	79,879,500
[e]Forest City Enterprises Inc., 7.00%, cvt. pfd., 144A	United States	1,000,000	53,187,500
MetLife Inc., 5.00%, cvt. pfd.	United States	3,500,000	216,545,000
Wells Fargo & Co., 7.50%, cvt. pfd., A	United States	512,900	578,294,750
			1,770,966,152
Materials 0.1%			
AngloGold Ashanti Holdings Finance PLC, 6.00%, cvt. pfd.	South Africa	1,293,000	53,271,600

Franklin Custodian Funds
Statement of Investments, June 30, 2012 (unaudited) *(continued)*

Utilities 0.1%			
[a]NextEra Energy Inc., 5.599%, cvt., pfd.	United States	1,150,000	58,788,000
Total Convertible Preferred Stocks (Cost $2,585,669,714)			2,258,505,324
Preferred Stocks 0.8%			
Consumer Discretionary 0.0%[†]			
[a]Motors Liquidation Co., Escrow pfd., C	United States	11,000,000	110,000
Financials 0.8%			
[c]Ally Financial Inc., 7.00%, pfd., 144A	United States	267,636	238,455,326
Ally Financial Inc., 8.50%, pfd., A	United States	1,200,000	27,540,000
Citigroup Capital XIII, 8.75%, pfd.	United States	1,870,000	51,032,300
[a]Fannie Mae, 6.75%, pfd.	United States	3,000,000	3,900,000
[a]Fannie Mae, 7.625%, pfd., R	United States	2,399,400	3,167,208
[a]Fannie Mae, 8.25%, pfd.	United States	11,784,000	19,207,920
[a]Freddie Mac, 8.375%, pfd., Z	United States	16,608,000	36,039,360
GMAC Capital Trust I, 8.125%, pfd.	United States	4,550,000	109,427,500
			488,769,614
Total Preferred Stocks (Cost $1,135,697,072)			488,879,614
		Principal Amount	
Convertible Bonds 0.2%			
Materials 0.2%			
Cemex SAB de CV, cvt., sub. note,			
3.25%, 3/15/16	Mexico	93,310,000	79,663,412
3.75%, 3/15/18	Mexico	77,300,000	65,028,625
Total Convertible Bonds (Cost $155,469,443)			144,692,037
Corporate Bonds 41.3%			
Consumer Discretionary 6.6%			
[c]Academy Ltd./Finance Corp., senior note, 144A, 9.25%, 8/01/19	United States	77,900,000	84,911,000
Cablevision Systems Corp., senior note,			
8.625%, 9/15/17	United States	100,000,000	112,000,000
7.75%, 4/15/18	United States	120,000,000	128,400,000
8.00%, 4/15/20	United States	100,000,000	108,500,000
[c]Caesars Operating Escrow LLC/Corp., senior secured note, 144A, 8.50%, 2/15/20	United States	63,700,000	64,337,000
CCH II LLC/CCH II Capital Corp., senior note, 13.50%, 11/30/16	United States	197,347,163	220,535,455
CCO Holdings LLC/CCO Holdings Capital Corp., senior note,			
7.875%, 4/30/18	United States	51,900,000	56,700,750
7.00%, 1/15/19	United States	65,000,000	70,525,000
7.375%, 6/01/20	United States	60,000,000	66,225,000
6.50%, 4/30/21	United States	119,500,000	127,865,000
[c]Cequel Communications Holdings I LLC, senior note, 144A, 8.625%, 11/15/17	United States	29,000,000	31,392,500
Chrysler Group LLC/CG Co-Issuer Inc., senior secured note,			
8.00%, 6/15/19	United States	210,000,000	216,825,000
8.25%, 6/15/21	United States	127,200,000	131,334,000
CityCenter Holdings/Finance, senior secured note,			
7.625%, 1/15/16	United States	43,600,000	45,889,000
[g]PIK, 10.75%, 1/15/17	United States	32,372,101	34,145,833
Clear Channel Communications Inc., senior note,			
10.75%, 8/01/16	United States	75,800,000	48,133,000
9.00%, 3/01/21	United States	417,075,000	364,940,625
Clear Channel Worldwide Holdings Inc.,			
senior note, B, 9.25%, 12/15/17	United States	96,050,000	105,174,750
[c]senior sub. note, 144A, 7.625%, 3/15/20	United States	142,500,000	140,006,250
[c]senior sub. note, 144A, 7.625%, 3/15/20	United States	7,500,000	7,218,750
ClubCorp Club Operations Inc., senior note, 10.00%, 12/01/18	United States	120,000,000	127,800,000
[c]CSC Holdings Inc., senior note, 144A, 6.75%, 11/15/21	United States	39,000,000	41,730,000
Cumulus Media Holdings Inc., senior note, 7.75%, 5/01/19	United States	48,859,000	46,293,903
[b,c,g]Dex One Corp., senior sub. note, PIK, 14.00%, 1/29/17	United States	34,851,827	8,391,832
The Goodyear Tire & Rubber Co., senior note,			
8.25%, 8/15/20	United States	108,400,000	115,310,500
[d]7.00%, 5/15/22	United States	25,000,000	25,093,750
Harrah's Operating Co. Inc.,			
secured note, 12.75%, 4/15/18	United States	25,000,000	19,750,000
senior secured note, 11.25%, 6/01/17	United States	150,000,000	164,437,500

[e]HD Supply Inc., 144A, 8.125%, 4/15/19	United States	30,000,000		32,475,000
[e]Jaguar Land Rover PLC,				
144A, 7.75%, 5/15/18	United Kingdom	12,500,000		12,890,625
144A, 8.125%, 5/15/21	United Kingdom	25,000,000		25,578,125
senior note, 144A, 8.25%, 3/15/20	United Kingdom	40,000,000	GBP	63,884,233
KB Home, senior note,				
5.75%, 2/01/14	United States	50,000,000		49,875,000
6.25%, 6/15/15	United States	90,000,000		89,550,000
9.10%, 9/15/17	United States	49,000,000		51,450,000
7.25%, 6/15/18	United States	70,500,000		70,500,000
[d]8.00%, 3/15/20	United States	30,000,000		30,675,000
[e]Landry's Inc., senior note, 144A, 9.375%, 5/01/20	United States	50,000,000		51,062,500
MGM Resorts International, senior note,				
6.625%, 7/15/15	United States	62,500,000		64,687,500
10.00%, 11/01/16	United States	120,000,000		133,500,000
11.375%, 3/01/18	United States	25,000,000		29,562,500
7.75%, 3/15/22	United States	100,000,000		103,500,000
[e]144A, 8.625%, 2/01/19	United States	44,800,000		48,160,000
Shea Homes LP/Funding Corp., senior secured note, 8.625%, 5/15/19	United States	93,200,000		100,656,000
[e]Unitymedia GmbH, senior secured note, 144A, 9.625%, 12/01/19	Germany	23,100,000	EUR	31,917,264
[e]Unitymedia Hessen/NRW, senior secured note, 144A, 8.125%,				
12/01/17	Germany	43,900,000	EUR	59,607,372
12/01/17	Germany	47,700,000		51,429,186
[e]Univision Communications Inc.,				
senior note, 144A, 8.50%, 5/15/21	United States	65,000,000		65,812,500
senior secured note, 144A, 6.875%, 5/15/19	United States	80,000,000		82,800,000
[e]UPCB Finance III Ltd., senior secured note, 144A, 6.625%, 7/01/20	Netherlands	85,000,000		86,700,000
[e]UPCB Finance V Ltd., senior secured note, 144A, 7.25%, 11/15/21	Netherlands	35,000,000		36,750,000
[e]UPCB Finance VI Ltd., senior secured note, 144A, 6.875%, 1/15/22	Netherlands	46,800,000		47,414,250
Virgin Media Secured Finance, senior secured note, 7.00%, 1/15/18	United Kingdom	35,800,000	GBP	60,377,425
Visant Corp., senior note, 10.00%, 10/01/17	United States	46,800,000		46,683,000
				4,241,363,878
Consumer Staples 1.1%				
[e]Boparan Finance PLC, senior note, 144A,				
9.75%, 4/30/18	United Kingdom	55,950,000	EUR	74,793,397
9.875%, 4/30/18	United Kingdom	30,000,000	GBP	49,000,108
Dean Foods Co., senior note, 9.75%, 12/15/18	United States	60,100,000		67,312,000
JBS USA LLC/Finance Inc., senior note,				
11.625%, 5/01/14	United States	120,000,000		136,800,000
[e]144A, 8.25%, 2/01/20	United States	50,100,000		48,847,500
[e]144A, 7.25%, 6/01/21	United States	80,000,000		74,800,000
Rite Aid Corp., senior bond, 6.875%, 8/15/13	United States	20,000,000		20,700,000
[d]SUPERVALU Inc., senior note, 8.00%, 5/01/16	United States	186,000,000		189,255,000
[e]U.S. Foodservice, senior note, 144A, 8.50%, 6/30/19	United States	50,000,000		51,000,000
				712,508,005
Energy 7.2%				
[d]Alpha Natural Resources Inc., senior note, 6.25%, 6/01/21	United States	110,000,000		93,500,000
Antero Resources Finance Corp., senior note,				
9.375%, 12/01/17	United States	106,200,000		117,882,000
7.25%, 8/01/19	United States	33,100,000		34,424,000
Arch Coal Inc., senior note,				
8.75%, 8/01/16	United States	24,615,000		23,630,400
7.00%, 6/15/19	United States	100,000,000		85,000,000
7.25%, 6/15/21	United States	125,000,000		105,312,500
ATP Oil & Gas Corp., senior secured note, 11.875%, 5/01/15	United States	90,000,000		42,300,000
Bill Barrett Corp., senior note,				
7.625%, 10/01/19	United States	8,500,000		8,542,500
7.00%, 10/15/22	United States	38,000,000		36,385,000
[b]Callon Petroleum Co., senior secured note, 13.00%, 9/15/16	United States	55,135,500		56,513,887
Carrizo Oil & Gas Inc., senior note, 8.625%, 10/15/18	United States	44,800,000		47,040,000
[e]Chaparral Energy Inc., senior note, 144A, 7.625%, 11/15/22	United States	40,400,000		41,107,000
CHC Helicopter SA, senior secured note, first lien, 9.25%, 10/15/20	Luxembourg	167,000,000		164,077,500
Chesapeake Energy Corp., senior note,				
6.50%, 8/15/17	United States	138,000,000		138,000,000

Franklin Custodian Funds
Statement of Investments, June 30, 2012 (unaudited) *(continued)*

6.875%, 8/15/18	United States	94,000,000	94,000,000
7.25%, 12/15/18	United States	188,065,000	192,766,625
[d]6.775%, 3/15/19	United States	192,000,000	187,440,000
6.625%, 8/15/20	United States	50,000,000	49,750,000
6.875%, 11/15/20	United States	118,000,000	116,820,000
Compagnie Generale de Geophysique-Veritas, senior note, 6.50%, 6/01/21	France	75,000,000	75,375,000
[e]Connacher Oil and Gas Ltd., secured note, 144A, 8.50%, 8/01/19	Canada	51,500,000	44,032,500
CONSOL Energy Inc., senior note, 8.25%, 4/01/20	United States	55,850,000	58,921,750
El Paso Corp., senior note, MTN, 7.75%, 1/15/32	United States	123,000,000	139,041,291
Energy XXI Gulf Coast Inc., senior note, 9.25%, 12/15/17	United States	95,075,000	102,205,625
[e]Everest Acquisition LLC/Finance Inc., senior note, 144A, 9.375%, 5/01/20	United States	55,000,000	57,062,500
EXCO Resources Inc., senior note, 7.50%, 9/15/18	United States	52,400,000	45,588,000
[e]Expro Finance Luxembourg, senior secured note, 144A, 8.50%, 12/15/16	United Kingdom	115,119,000	110,802,037
Forest Oil Corp., senior note, 7.25%, 6/15/19	United States	36,075,000	33,279,188
[e,f]Halcon Resources Corp., senior note, 144A, 9.75%, 7/15/20	United States	125,000,000	123,307,500
Linn Energy LLC/Finance Corp., senior note,			
8.625%, 4/15/20	United States	72,500,000	78,481,250
7.75%, 2/01/21	United States	75,000,000	78,750,000
[e]144A, 6.50%, 5/15/19	United States	15,000,000	14,925,000
[e]144A, 6.25%, 11/01/19	United States	53,000,000	52,006,250
[e]Magnum Hunter Resources Corp., senior note, 144A, 9.75%, 5/15/20	United States	60,000,000	58,500,000
[e]NFR Energy LLC/NFR Finance Corp., senior note, 144A, 9.75%, 2/15/17	United States	35,000,000	29,225,000
[e]Offshore Group Investment Ltd., senior secured note, first lien, 144A, 11.50%, 8/01/15	United States	75,000,000	81,750,000
[e]OGX Petroleo e Gas Participacoes SA, senior note, 144A, 8.50%, 6/01/18	Brazil	75,000,000	66,975,000
[e]Peabody Energy Corp., senior note, 144A,			
6.00%, 11/15/18	United States	66,000,000	66,000,000
6.25%, 11/15/21	United States	130,000,000	129,350,000
[e]PetroBakken Energy Ltd., senior note, 144A, 8.625%, 2/01/20	Canada	50,000,000	49,905,000
[c,e,h]Petroplus Finance Ltd., senior note, 144A,			
6.75%, 5/01/14	Switzerland	150,000,000	18,750,000
7.00%, 5/01/17	Switzerland	130,000,000	16,250,000
9.375%, 9/15/19	Switzerland	94,930,000	11,866,250
Quicksilver Resources Inc., senior note, 9.125%, 8/15/19	United States	90,000,000	78,750,000
Sabine Pass LNG LP, senior secured note,			
7.25%, 11/30/13	United States	86,000,000	89,440,000
7.50%, 11/30/16	United States	202,000,000	213,110,000
[e]Samson Investment Co., senior note, 144A, 9.75%, 2/15/20	United States	219,200,000	218,378,000
SandRidge Energy Inc., senior note,			
9.875%, 5/15/16	United States	100,000,000	110,000,000
8.75%, 1/15/20	United States	110,000,000	115,225,000
7.50%, 3/15/21	United States	110,900,000	110,068,250
[e]144A, 8.00%, 6/01/18	United States	236,200,000	240,333,500
[e]144A, 8.125%, 10/15/22	United States	46,250,000	46,770,313
[i]FRN, 4.093%, 4/01/14	United States	80,000,000	79,287,600
W&T Offshore Inc., senior note, 8.50%, 6/15/19	United States	144,900,000	150,333,750
			4,628,536,966
Financials 5.4%			
Ally Financial Inc., senior note,			
6.25%, 12/01/17	United States	125,000,000	132,192,875
8.00%, 3/15/20	United States	40,000,000	46,200,000
[j]Bank of America Corp., pfd., sub. bond, M, 8.125% to 5/15/18, FRN thereafter, Perpetual	United States	100,000,000	105,056,000
[e]CIT Group Inc.,			
secured bond, 144A, 7.00%, 5/02/16	United States	1,105,000,000	1,109,143,750
senior note, 144A, 7.00%, 5/02/17	United States	366,634,900	367,780,634
FelCor Lodging LP, senior secured note, 10.00%, 10/01/14	United States	59,790,000	68,459,550
Hexion U.S. Finance Corp., senior secured note, 8.875%, 2/01/18	United States	35,000,000	35,875,000
International Lease Finance Corp., senior note,			
8.75%, 3/15/17	United States	130,000,000	146,575,000
8.875%, 9/01/17	United States	63,300,000	71,687,250
8.25%, 12/15/20	United States	52,500,000	60,290,213
[j]JPMorgan Chase & Co., junior sub. note, 1, 7.90% to 4/30/18, FRN thereafter, Perpetual	United States	815,000,000	896,578,240
[e]Kinetic Concepts Inc./USA, senior note, 144A, 12.50%, 11/01/19	United States	40,000,000	36,600,000
[e,i]Liberty Mutual Group Inc., junior sub. note, 144A, FRN, 10.75%, 6/15/88	United States	100,000,000	137,000,000

Franklin Custodian Funds
Statement of Investments, June 30, 2012 (unaudited) *(continued)*

[e,i]M&T Bank Corp., 144A, 6.875% to 6/15/16, FRN thereafter, Perpetual	United States	100,000,000	98,750,000
Morgan Stanley, senior note, 5.50%,			
1/26/20	United States	80,000,000	78,520,880
7/24/20	United States	25,000,000	24,514,075
[e]Nationstar Mortgage LLC/Nationstar Capital Corp., senior note, 144A, 9.625%, 5/01/19	United States	50,000,000	53,125,000
			3,468,348,467
Health Care 3.3%			
CHS/Community Health Systems Inc., senior note,			
8.875%, 7/15/15	United States	125,253,000	128,697,457
8.00%, 11/15/19	United States	164,100,000	174,766,500
Grifols Inc., senior note, 8.25%, 2/01/18	Spain	38,500,000	41,580,000
HCA Holdings Inc., senior note, 7.75%, 5/15/21	United States	45,000,000	48,487,500
HCA Inc.,			
senior note, 6.375%, 1/15/15	United States	64,955,000	69,339,463
senior note, 6.50%, 2/15/16	United States	146,350,000	158,423,875
senior note, 8.00%, 10/01/18	United States	95,000,000	106,875,000
senior note, 7.50%, 2/15/22	United States	210,000,000	229,425,000
senior secured note, 8.50%, 4/15/19	United States	30,000,000	33,750,000
senior secured note, 6.50%, 2/15/20	United States	124,300,000	135,020,875
[e]Health Management Associates Inc., senior note, 144A, 7.375%, 1/15/20	United States	28,700,000	30,673,125
Tenet Healthcare Corp.,			
senior note, 9.875%, 7/01/14	United States	30,000,000	33,300,000
senior note, 8.00%, 8/01/20	United States	138,600,000	144,144,000
[e]senior note, 144A, 8.00%, 8/01/20	United States	125,544,024	130,251,925
[i]senior note, FRN, 9.25%, 2/01/15	United States	115,000,000	128,512,500
senior secured note, 10.00%, 5/01/18	United States	150,000,000	172,500,000
[e]senior secured note, 144A, 6.25%, 11/01/18	United States	118,211,775	122,940,246
Vanguard Health Holding Co. II LLC/Inc., senior note,			
8.00%, 2/01/18	United States	156,000,000	160,290,000
7.75%, 2/01/19	United States	55,265,000	56,093,975
[e]144A, 7.75%, 2/01/19	United States	50,000,000	50,750,000
			2,155,821,441
Industrials 2.6%			
[e]Abengoa Finance SAU, senior note, 144A, 8.875%, 11/01/17	Spain	100,000,000	90,000,000
[e,h]American Airlines Inc., senior secured note, 144A, 7.50%, 3/15/16	United States	210,000,000	199,500,000
[e]Aviation Capital Group, 144A, 6.75%, 4/06/21	United States	58,520,000	58,799,199
AVIS Budget Car Rental, senior note, 9.75%, 3/15/20	United States	20,000,000	22,350,000
[e]Ceva Group PLC,			
senior note, 144A, 12.75%, 3/31/20	United Kingdom	95,000,000	86,687,500
senior secured note, 144A, 8.375%, 12/01/17	United Kingdom	87,974,000	85,609,699
senior secured note, 144A, 11.50%, 4/01/18	United Kingdom	231,850,000	215,040,875
[e]Delta Air Lines Inc., senior secured note, 144A, 9.50%, 9/15/14	United States	10,478,000	11,119,777
Hertz Corp., senior note,			
7.50%, 10/15/18	United States	73,900,000	79,627,250
6.75%, 4/15/19	United States	145,775,000	152,334,875
7.375%, 1/15/21	United States	45,000,000	48,375,000
The Manitowoc Co. Inc., senior note,			
9.50%, 2/15/18	United States	63,800,000	70,180,000
8.50%, 11/01/20	United States	32,100,000	34,828,500
RBS Global & Rexnord Corp., senior note, 8.50%, 5/01/18	United States	174,350,000	190,041,500
RSC Equipment Rental Inc./RSC Holdings III LLC, senior note, 10.25%, 11/15/19	United States	45,000,000	50,850,000
Terex Corp., senior sub. note, 8.00%, 11/15/17	United States	185,000,000	192,862,500
[d]United Rentals North America Inc., senior sub. note, 8.375%, 9/15/20	United States	45,000,000	47,587,500
[e]UR Financing Escrow Corp., senior note, 144A, 7.625%, 4/15/22	United States	30,000,000	31,500,000
			1,667,294,175
Information Technology 6.6%			
CDW LLC/Finance Corp.,			
senior note, 8.25%, 12/15/18	United States	50,000,000	54,500,000
senior note, 8.50%, 4/01/19	United States	135,000,000	144,450,000
senior sub. note, 12.535%, 10/12/17	United States	45,000,000	49,050,000
Ceridian Corp.,			
[e,f]144A, 8.875%, 7/15/19	United States	36,100,000	37,453,750
senior note, 11.25%, 11/15/15	United States	35,000,000	33,775,000
[e]CommScope Inc., senior note, 144A, 8.25%, 1/15/19	United States	33,200,000	35,275,000

First Data Corp.,			
senior bond, 12.625%, 1/15/21	United States	570,000,000	573,562,500
senior note, 9.875%, 9/24/15	United States	148,000,000	150,590,000
senior note, 9.875%, 9/24/15	United States	79,000,000	79,987,500
[j]senior note, PIK, 10.55%, 9/24/15	United States	138,000,000	141,795,000
[e]senior secured bond, 144A, 8.25%, 1/15/21	United States	380,000,000	381,900,000
[e]senior secured note, 144A, 7.375%, 6/15/19	United States	55,000,000	56,375,000
[e,j]senior secured note, 144A, PIK, 8.75%, 1/15/22	United States	208,158,000	210,759,975
senior sub. note, 11.25%, 3/31/16	United States	915,000,000	866,962,500
Freescale Semiconductor Inc.,			
senior note, 8.875%, 12/15/14	United States	160,696,000	165,918,620
senior note, 10.125%, 12/15/16	United States	69,024,000	72,992,880
senior note, 8.05%, 2/01/20	United States	275,000,000	272,937,500
senior note, 10.75%, 8/01/20	United States	139,258,000	150,398,640
[e]senior secured note, 144A, 10.125%, 3/15/18	United States	79,668,000	87,435,630
[e]senior secured note, 144A, 9.25%, 4/15/18	United States	200,000,000	215,000,000
[e]Infor US Inc., senior note, 144A, 9.375%, 4/01/19	United States	40,800,000	43,758,000
[e]Sanmina-SCI Corp., senior note, 144A, 7.00%, 5/15/19	United States	55,000,000	53,625,000
[e]Sophia LP/Finance Inc., senior note, 144A, 9.75%, 1/15/19	United States	55,000,000	59,262,500
Sterling International Inc., senior note, 11.00%, 10/01/19	United States	36,400,000	36,764,000
SunGard Data Systems Inc.,			
senior note, 7.375%, 11/15/18	United States	45,000,000	48,487,500
senior note, 7.625%, 11/15/20	United States	81,520,000	87,226,400
senior sub. note, 10.25%, 8/15/15	United States	62,000,000	64,015,000
ViaSat Inc., senior note, 8.875%, 9/15/16	United States	47,750,000	51,450,625
			4,225,708,520
Materials 3.2%			
Berry Plastics Corp., senior secured note, 9.75%, 1/15/21	United States	80,000,000	87,400,000
[e]Cemex Finance LLC, senior secured note, 144A, 9.50%, 12/14/16	United States	89,000,000	87,220,000
[e]Cemex SAB de CV, senior secured note, 144A, 9.00%, 1/11/18	Mexico	250,000,000	224,375,000
[e]Dynacast International LLC/Finance Inc., secured note, 144A, 9.25%, 7/15/19	United States	50,000,000	52,125,000
[e]FMG Resources August 2006 Pty. Ltd., senior note, 144A,			
7.00%, 11/01/15	Australia	42,750,000	43,364,531
6.875%, 2/01/18	Australia	70,600,000	71,570,750
8.25%, 11/01/19	Australia	80,000,000	85,200,000
6.875%, 4/01/22	Australia	60,000,000	60,600,000
Huntsman International LLC, senior note, 5.50%, 6/30/16	United States	133,500,000	133,833,750
[e]Ineos Finance PLC, senior secured note, 144A,			
9.00%, 5/15/15	United Kingdom	40,600,000	43,036,000
8.375%, 2/15/19	United Kingdom	42,800,000	44,217,750
[e]Ineos Group Holdings Ltd., senior note, 144A, 7.875%, 2/15/16	United Kingdom	193,000,000 EUR	213,117,538
[e]Inmet Mining Corp., senior note, 144A, 8.75%, 6/01/20	Canada	82,400,000	81,988,000
[e]Kerling PLC, senior secured note, 144A, 10.625%, 1/28/17	United Kingdom	53,700,000 EUR	60,252,007
[e]Kinove German Bondco GmbH,			
senior secured bond, 144A, 10.00%, 6/15/18	Germany	22,320,000 EUR	29,007,361
senior secured note, 144A, 9.625%, 6/15/18	Germany	23,400,000	24,219,000
[e]Molycorp Inc., senior secured note, 144A, 10.00%, 6/01/20	United States	60,000,000	59,550,000
[e]Reynolds Group Issuer Inc./LLC/SA,			
senior note, 144A, 8.50%, 5/15/18	United States	99,900,000	98,401,500
senior note, 144A, 9.00%, 4/15/19	United States	100,100,000	100,350,250
senior note, 144A, 9.875%, 8/15/19	United States	127,000,000	131,921,250
senior note, 144A, 8.25%, 2/15/21	United States	50,000,000	47,500,000
senior secured note, 144A, 7.125%, 4/15/19	United States	24,600,000	25,891,500
senior secured note, 144A, 7.875%, 8/15/19	United States	85,000,000	92,437,500
senior secured note, 144A, 6.875%, 2/15/21	United States	42,500,000	44,518,750
United States Steel Corp., senior note, 7.375%, 4/01/20	United States	35,000,000	33,950,000
Vulcan Materials Co., senior note, 6.50%, 12/01/16	United States	60,000,000	63,450,000
			2,039,497,437
Telecommunication Services 2.1%			
Cricket Communications Inc., senior note, 7.75%, 10/15/20	United States	220,000,000	211,200,000
Frontier Communications Corp., senior note,			
8.25%, 4/15/17	United States	13,975,000	15,093,000
8.50%, 4/15/20	United States	51,150,000	54,474,750
9.25%, 7/01/21	United States	73,600,000	79,488,000

8.75%, 4/15/22	United States	48,900,000	51,589,500
Intelsat Jackson Holdings SA, senior note, 7.50%, 4/01/21	Luxembourg	13,400,000	14,237,500
Sprint Nextel Corp.,			
6.00%, 12/01/16	United States	184,000,000	177,100,000
[e]144A, 11.50%, 11/15/21	United States	200,000,000	223,500,000
senior note, 8.375%, 8/15/17	United States	182,700,000	188,181,000
[e]senior note, 144A, 9.125%, 3/01/17	United States	80,000,000	84,200,000
[e]senior note, 144A, 9.00%, 11/15/18	United States	180,000,000	201,600,000
[e]Wind Acquisition Finance SA, secured note, 144A, 7.25%, 2/15/18	Italy	50,000,000	44,062,500
			1,344,726,250
Utilities 3.2%			
[e]Calpine Corp., senior secured note, 144A,			
7.875%, 7/31/20	United States	46,000,000	50,945,000
7.50%, 2/15/21	United States	110,000,000	119,350,000
7.875%, 1/15/23	United States	103,800,000	113,661,000
[b,c,h,k]Dynegy Holdings Inc., senior note,			
7.50%, 6/01/15	United States	211,500,000	142,762,500
7.50%, 6/01/15	United States	150,000,000	95,250,000
8.375%, 5/01/16	United States	355,235,000	241,559,800
7.75%, 6/01/19	United States	307,500,000	207,562,500
[b,h]Dynegy Roseton Danskammer Pass Through Trust, secured bond, B, 7.67%, 11/08/16	United States	40,000,000	24,800,000
GenOn Energy Inc., senior note,			
7.625%, 6/15/14	United States	150,000,000	153,750,000
7.875%, 6/15/17	United States	175,000,000	163,625,000
[e]Intergen NV, senior secured note, 144A, 9.00%, 6/30/17	Netherlands	60,000,000	59,587,500
Niska Gas Storage U.S./Canada, senior note, 8.875%, 3/15/18	United States	75,000,000	73,500,000
[p]Texas Competitive Electric Holdings Co. LLC, senior note, PIK, 11.25%, 11/01/16	United States	44,939,833	8,328,834
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance Inc.,			
senior note, A, 10.25%, 11/01/15	United States	1,035,000,000	271,687,500
[e]senior secured note, 144A, 11.50%, 10/01/20	United States	110,000,000	75,625,000
senior secured note, B, 15.00%, 4/01/21	United States	807,290,000	278,515,050
			2,080,509,684
Total Corporate Bonds (Cost $26,939,154,689)			26,564,314,823
[i]**Senior Floating Rate Interests 8.2%**			
Consumer Discretionary 2.9%			
Academy Ltd., Initial Term Loan, 6.00%, 8/03/18	United States	49,750,000	50,029,595
BJ's Wholesale Club Inc., Second Lien Term Loan, 10.00%, 3/30/19	United States	25,000,000	25,781,250
Caesars Entertainment Operating Co. Inc., Incremental Term Loan, 9.50%, 10/01/16	United States	97,500,000	98,962,500
Chrysler Group LLC, Tranche B Term Loan, 6.00%, 5/24/17	United States	344,062,218	347,051,431
Clear Channel Communications Inc., Tranche B Term Loan, 3.895%, 1/29/16	United States	593,945,084	473,949,765
ClubCorp Club Operations Inc., Term B Loan, 6.00%, 11/30/16	United States	19,550,758	19,648,511
Cumulus Media Holdings Inc., Second Lien Term Loan, 7.50%, 9/16/19	United States	455,000,000	456,137,500
[b]Dex Media West LLC, Term Loan B, 7.25%, 10/24/14	United States	4,796,320	2,981,714
HD Supply Inc., Term Loan Facility, 7.25%, 10/12/17	United States	60,000,000	60,300,000
Landry's Inc., B Term Loan, 6.50%, 4/24/18	United States	99,750,000	100,124,062
MGM Resorts International, New Class C Loan, 5.00%, 2/23/15	United States	20,000,000	20,067,500
Party City Holdings Inc., Unsecured Bridge, 10.50%, 6/28/13	United States	100,000,000	100,083,000
[b]R.H. Donnelley Inc., Term Loan B, 9.00%, 10/24/14	United States	45,413,502	20,140,888
SuperMedia Inc., Exit Term Loan, 11.00%, 12/31/15	United States	21,103,123	12,051,382
U.S. Foods Inc., Term Loan, 5.75%, 3/31/17	United States	49,500,000	47,782,993
Univision Communications Inc., Initial Term Loan, 2.245%, 9/29/14	United States	7,591,694	7,400,179
			1,842,492,270
Energy 0.3%			
Chesapeake Energy Corp., Unsecured Term Loan, 8.50%, 12/02/17	United States	125,000,000	124,245,000
Everest Acquisition LLC, Loans, 6.50%, 4/24/18	United States	40,000,000	40,358,800
			164,603,800
Financials 0.7%			
iStar Financial Inc.,			
Term Loan A-1, 5.25%, 3/19/16	United States	60,110,696	59,910,347

Tranche A2 Term Loan, 7.00%, 6/30/14	United States	425,000,000	425,425,000
			485,335,347
Health Care 0.3%			
Kinetic Concepts Inc., Term Loan B-1, 7.00%, 5/04/18	United States	109,425,063	110,409,889
Quintiles Transnational Holdings Inc., Term Loan, 7.50%, 2/26/17	United States	30,000,000	30,225,000
Regionalcare Hospital Partners, Term Loan, 8.00%, 11/04/18	United States	49,625,000	49,273,506
			189,908,395
Industrials 0.3%			
Altegrity Inc.,			
Term Loan B, 2.994%, 2/21/15	United States	69,333,493	65,693,485
Tranche D Term Loan, 7.75%, 2/21/15	United States	50,343,021	50,091,305
Ceva Group PLC,			
Dollar Tranche B L/C, 5.461%, 8/31/16	United Kingdom	13,684,211	12,920,180
EGL Tranche B Term Loans, 5.466%, 8/31/16	United Kingdom	79,897,232	75,902,370
			204,607,340
Information Technology 1.5%			
First Data Corp.,			
2017 Term Loan, 5.245%, 3/24/17	United States	401,840,501	383,381,154
2018 Term Loan, 4.245%, 3/24/18	United States	312,993,460	288,320,811
Freescale Semiconductor Inc., Tranche B-1 Term Loan, 4.489%, 12/01/16	United States	61,046,794	57,872,361
Infor US Inc., Tranche B Term Loan, 6.25%, 4/05/18	United States	165,000,000	166,041,150
Sophia LP (Datatel), Initial Term Loan, 6.25%, 7/19/18	United States	49,875,000	50,264,673
SRA International Inc., Term Loan, 6.50%, 7/20/18	United States	46,200,000	44,785,125
			990,665,274
Materials 0.1%			
Ineos US Finance LLC, Dollar Term Loan, 6.50%, 4/27/18	United States	39,900,000	39,121,950
Utilities 2.1%			
[b]Dynegy Midwest Generation LLC, Term Loan, 9.25%, 8/05/16	United States	17,368,750	17,802,969
[b]Dynegy Power LLC, Term Loan, 9.25%, 8/05/16	United States	32,337,500	33,388,469
Texas Competitive Electric Holdings Co. LLC,			
2014 Term Loan, 3.741%, 10/10/14	United States	235,000,000	148,023,210
2017 Term Loan, 4.741%, 10/10/17	United States	1,979,629,775	1,187,587,820
			1,386,802,468
Total Senior Floating Rate Interests (Cost $5,907,056,509)			5,303,536,844
Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $203,510,041) 0.4%			
Financials 0.4%			
[e,i]Banc of America Large Loan, 2010-HLTN, 144A, FRN, 1.992%, 11/15/15	United States	233,919,588	221,767,582
Total Investments before Short Term Investments (Cost $63,129,744,354)			63,316,401,159
Short Term Investments 1.6%			
U.S. Government and Agency Securities (Cost $491,248,116) 0.7%			
[l]FHLB, 7/02/12 - 7/20/12	United States	491,263,000	491,259,686
Total Investments before Money Market Funds (Cost $63,620,992,470)			63,807,660,845
		Shares	
Money Market Funds (Cost $398,143,175) 0.6%			
[a,m]Institutional Fiduciary Trust Money Market Portfolio	United States	398,143,175	398,143,175
Investments from Cash Collateral Received for Loaned Securities (Cost $171,937,150) 0.3%			
Money Market Funds 0.3%			
[n]BNY Mellon Overnight Government Fund, 0.182%	United States	171,937,150	171,937,150
Total Investments (Cost $64,191,072,795) 100.0%			64,377,741,170
Other Assets, less Liabilities (0.0)%[†]			(14,125,722)
Net Assets 100.0%			$ 64,363,615,448

Franklin Custodian Funds

Statement of Investments, June 30, 2012 (unaudited) *(continued)*

† Rounds to less than 0.1% of net assets.

* The principal amount is stated in U.S. dollars unless otherwise indicated.

[a] Non-income producing.

[b] See Note 5 regarding holdings of 5% voting securities.

[c] At June 30, 2012, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.

[d] A portion or all of the security is on loan at June 30, 2012.

[e] Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At June 30, 2012, the aggregate value of these securities was $13,771,482,821, representing 21.40% of net assets.

[f] Security purchased on a delayed delivery basis.

[g] Income may be received in additional securities and/or cash.

[h] Defaulted security or security for which income has been deemed uncollectible.

[i] The coupon rate shown represents the rate at period end.

[j] Perpetual security with no stated maturity date.

[k] Security has been deemed illiquid because it may not be able to be sold within seven days. At June 30, 2012, the aggregate value of these securities was $687,134,800, representing 1.07% of net assets.

[l] The security is traded on a discount basis with no stated coupon rate.

[m] The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

[n] The rate shown is the annualized seven-day yield at period end.

Abbreviations

Currency

EUR - Euro
GBP - British Pound

Selected Portfolio

ADR - American Depositary Receipt
FHLB - Federal Home Loan Bank
FRN - Floating Rate Note
L/C - Letter of Credit
MTN - Medium Term Note
PIK - Payment-In-Kind

Franklin Custodian Funds
Statement of Investments, June 30, 2012 (unaudited)

Franklin U.S. Government Securities Fund		Principal Amount		Value
Mortgage-Backed Securities 98.6%				
Government National Mortgage Association (GNMA) Fixed Rate 98.6%				
GNMA GP 30 Year, 8.25%, 3/15/17 - 5/15/17	$	62,217	$	63,183
GNMA GP 30 Year, 9.25%, 5/15/16 - 12/15/16		141,934		145,340
GNMA GP 30 Year, 11.25%, 7/15/13 - 12/15/15		60,368		60,837
GNMA GP 30 Year, 11.50%, 3/15/13 - 5/15/13		3,883		3,909
GNMA GP 30 Year, 12.75%, 5/15/14		1,720		1,734
GNMA I SF 15 Year, 6.50%, 5/15/18		319,949		327,438
GNMA I SF 30 Year, 4.00%, 6/15/39 - 6/15/42		735,408,370		805,240,636
GNMA I SF 30 Year, 4.50%, 1/15/39 - 4/15/41		1,416,853,394		1,555,577,800
GNMA I SF 30 Year, 5.00%, 8/15/39		106,612,661		117,473,395
GNMA I SF 30 Year, 5.00%, 2/15/33 - 9/15/40		1,654,182,568		1,830,686,303
GNMA I SF 30 Year, 5.50%, 5/15/28 - 2/15/40		760,551,467		847,562,058
GNMA I SF 30 Year, 6.00%, 10/15/23 - 12/15/39		635,289,338		717,207,364
GNMA I SF 30 Year, 6.50%, 5/15/23 - 8/15/37		153,265,746		177,562,145
GNMA I SF 30 Year, 6.75%, 3/15/26		20,306		23,527
GNMA I SF 30 Year, 7.00%, 4/15/16 - 9/15/32		97,972,003		116,091,934
GNMA I SF 30 Year, 7.25%, 12/15/25 - 1/15/26		402,173		466,063
GNMA I SF 30 Year, 7.50%, 7/15/16 - 8/15/33		30,997,791		35,273,166
GNMA I SF 30 Year, 7.70%, 1/15/21 - 1/15/22		257,818		265,533
GNMA I SF 30 Year, 8.00%, 11/15/15 - 9/15/30		17,956,530		19,886,246
GNMA I SF 30 Year, 8.50%, 5/15/16 - 6/15/25		3,665,369		4,078,279
GNMA I SF 30 Year, 9.00%, 11/15/15 - 7/15/23		4,780,875		5,240,999
GNMA I SF 30 Year, 9.50%, 5/15/16 - 8/15/22		3,146,884		3,325,870
GNMA I SF 30 Year, 10.00%, 2/15/16 - 3/15/25		3,768,030		4,032,253
GNMA I SF 30 Year, 10.50%, 5/15/13 - 10/15/21		2,489,365		2,603,725
GNMA I SF 30 Year, 11.00%, 1/15/13 - 5/15/21		1,373,923		1,452,064
GNMA I SF 30 Year, 11.50%, 3/15/13 - 2/15/16		233,305		235,548
GNMA I SF 30 Year, 12.00%, 11/15/12 - 1/15/18		1,380,786		1,398,296
GNMA I SF 30 Year, 12.50%, 10/15/13 - 1/15/16		747,467		755,921
GNMA I SF 30 Year, 13.00%, 10/15/12 - 9/15/15		701,275		712,201
GNMA II GP 30 Year, 8.75%, 3/20/17 - 7/20/17		26,500		27,046
GNMA II GP 30 Year, 11.50%, 8/20/13		3,341		3,363
GNMA II SF 30 Year, 3.50%, 1/20/42		113,144,999		121,134,634
GNMA II SF 30 Year, 3.50%, 4/20/42		264,889,923		283,594,892
GNMA II SF 30 Year, 3.50%, 5/20/42		154,769,126		165,698,011
[a]GNMA II SF 30 Year, 3.50%, 10/20/41 - 7/01/42		279,932,555		299,556,553
GNMA II SF 30 Year, 4.00%, 11/20/40		131,291,510		143,701,239
GNMA II SF 30 Year, 4.00%, 7/20/41		125,955,579		137,860,953
GNMA II SF 30 Year, 4.00%, 10/20/41		173,013,424		189,366,293
GNMA II SF 30 Year, 4.00%, 11/20/41		270,198,876		295,991,499
GNMA II SF 30 Year, 4.00%, 1/20/42		249,125,719		272,906,742
GNMA II SF 30 Year, 4.00%, 5/20/40 - 2/20/42		435,737,946		477,032,954
GNMA II SF 30 Year, 4.50%, 12/20/39		107,176,366		118,115,164
GNMA II SF 30 Year, 4.50%, 4/20/41		236,308,030		261,054,155
GNMA II SF 30 Year, 4.50%, 5/20/41		147,787,395		163,263,658
GNMA II SF 30 Year, 4.50%, 6/20/41		300,912,462		331,461,029
GNMA II SF 30 Year, 4.50%, 7/20/41		285,998,366		315,032,857
GNMA II SF 30 Year, 4.50%, 5/20/33 - 9/20/41		276,052,018		304,858,704
GNMA II SF 30 Year, 5.00%, 7/20/33 - 6/20/40		395,590,532		439,333,904
GNMA II SF 30 Year, 5.50%, 6/20/34 - 4/20/40		408,806,475		455,738,213
GNMA II SF 30 Year, 6.00%, 10/20/23 - 7/20/39		298,549,253		336,850,499
GNMA II SF 30 Year, 6.50%, 6/20/24 - 1/20/39		94,249,247		108,263,076
GNMA II SF 30 Year, 7.00%, 2/20/28 - 7/20/33		18,055,072		21,615,628
GNMA II SF 30 Year, 7.50%, 10/20/22 - 4/20/32		3,434,001		4,089,691
GNMA II SF 30 Year, 8.00%, 8/20/16 - 6/20/30		1,711,185		2,012,969
GNMA II SF 30 Year, 8.50%, 4/20/16 - 6/20/25		845,522		944,858
GNMA II SF 30 Year, 9.00%, 8/20/16 - 11/20/21		212,277		243,682
GNMA II SF 30 Year, 9.50%, 3/20/18 - 4/20/25		177,919		205,865
GNMA II SF 30 Year, 10.00%, 8/20/15 - 3/20/21		297,801		353,702
GNMA II SF 30 Year, 10.50%, 8/20/14 - 2/20/21		689,700		758,987
GNMA II SF 30 Year, 11.00%, 8/20/13 - 1/20/21		133,790		143,746

Franklin Custodian Funds
Statement of Investments, June 30, 2012 (unaudited) *(continued)*

GNMA II SF 30 Year, 11.50%, 9/20/13 - 1/20/18	49,406	51,929
GNMA II SF 30 Year, 12.00%, 9/20/13 - 2/20/16	79,488	83,551
GNMA II SF 30 Year, 12.50%, 10/20/13 - 11/20/15	39,046	39,771
GNMA II SF 30 Year, 13.00%, 10/20/13 - 9/20/15	31,701	32,296
Total Mortgage-Backed Securities (Cost $10,850,965,088)		11,499,175,880
	Shares	
Short Term Investments (Cost $219,181,793) 1.9%		
Money Market Funds 1.9%		
[b,c] Institutional Fiduciary Trust Money Market Portfolio	219,181,793	219,181,793
Total Investments (Cost $11,070,146,881) 100.5%		11,718,357,673
Other Assets, less Liabilities (0.5)%		(60,296,803)
Net Assets 100.0%		$ 11,658,060,870

[a] A portion or all of the security purchased on a to-be-announced (TBA) basis.
[b] Non-income producing.
[c] The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

ABBREVIATIONS
Selected Portfolio

GP - Graduated Payment
SF - Single Family

Franklin Custodian Funds

Statement of Investments, June 30, 2012 (unaudited) *(continued)*

Franklin Utilities Fund	Country	Shares	Value
Common Stocks 96.2%			
Diversified Telecommunication Services 2.7%			
AT&T Inc.	United States	2,000,000	$ 71,320,000
Verizon Communications Inc.	United States	1,000,000	44,440,000
			115,760,000
Electric Utilities 52.1%			
ALLETE Inc.	United States	1,000,000	41,800,000
American Electric Power Co. Inc.	United States	4,100,000	163,590,000
Cleco Corp.	United States	700,000	29,281,000
Duke Energy Corp.	United States	4,800,000	110,688,000
Edison International	United States	3,800,000	175,560,000
Entergy Corp.	United States	1,500,000	101,835,000
Exelon Corp.	United States	4,783,000	179,936,460
FirstEnergy Corp.	United States	2,800,000	137,732,000
Great Plains Energy Inc.	United States	3,855,360	82,543,258
Hawaiian Electric Industries Inc.	United States	700,000	19,964,000
IDACORP Inc.	United States	800,000	33,664,000
NextEra Energy Inc.	United States	2,500,000	172,025,000
Northeast Utilities	United States	1,500,000	58,215,000
NV Energy Inc.	United States	5,800,000	101,964,000
Pepco Holdings Inc.	United States	3,000,000	58,710,000
Pinnacle West Capital Corp.	United States	1,500,000	77,610,000
PNM Resources Inc.	United States	3,300,000	64,482,000
Portland General Electric Co.	United States	1,200,000	31,992,000
PPL Corp.	United States	4,000,000	111,240,000
Progress Energy Inc.	United States	1,600,000	96,272,000
The Southern Co.	United States	4,000,000	185,200,000
SSE PLC	United Kingdom	1,500,000	32,701,990
UIL Holdings Corp.	United States	1,360,000	48,769,600
Westar Energy Inc.	United States	1,500,000	44,925,000
Xcel Energy Inc.	United States	4,000,000	113,640,000
			2,274,340,308
Gas Utilities 1.7%			
AGL Resources Inc.	United States	675,899	26,191,086
Questar Corp.	United States	1,705,300	35,572,558
UGI Corp.	United States	500,000	14,715,000
			76,478,644
Multi-Utilities 30.1%			
Alliant Energy Corp.	United States	1,500,000	68,355,000
CenterPoint Energy Inc.	United States	4,400,000	90,948,000
CMS Energy Corp.	United States	1,800,000	42,300,000
Consolidated Edison Inc.	United States	1,000,000	62,190,000
Dominion Resources Inc.	United States	2,300,000	124,200,000
DTE Energy Co.	United States	900,000	53,397,000
MDU Resources Group Inc.	United States	3,200,000	69,152,000
National Grid PLC	United Kingdom	11,000,000	116,460,449
NiSource Inc.	United States	1,400,000	34,650,000
PG&E Corp.	United States	3,600,000	162,972,000
Public Service Enterprise Group Inc.	United States	3,800,000	123,500,000
SCANA Corp.	United States	1,000,000	47,840,000
Sempra Energy	United States	2,600,000	179,088,000
TECO Energy Inc.	United States	1,700,000	30,702,000
Vectren Corp.	United States	925,100	27,308,952
Wisconsin Energy Corp.	United States	2,000,000	79,140,000
			1,312,203,401
Oil, Gas & Consumable Fuels 6.2%			
Kinder Morgan Inc.	United States	3,000,000	96,660,000
Spectra Energy Corp.	United States	2,200,000	63,932,000
TransCanada Corp.	Canada	1,000,000	41,913,462

Franklin Custodian Funds

Statement of Investments, June 30, 2012 (unaudited) *(continued)*

The Williams Cos. Inc.	United States	2,300,000	66,286,000
			268,791,462
Water Utilities 3.4%			
American Water Works Co. Inc.	United States	2,200,000	75,416,000
United Utilities Group PLC	United Kingdom	7,000,000	74,056,358
			149,472,358
Total Common Stocks (Cost $2,947,435,862)			4,197,046,173
		Principal Amount	
Corporate Bonds 1.8%			
Electric Utilities 1.0%			
MidAmerican Energy Holdings Co., senior note, 8.48%, 9/15/28	United States	$ 25,000,000	36,637,275
Northeast Generation Co., senior secured note, B-1, 8.812%, 10/15/26	United States	6,600,586	7,709,445
			44,346,720
Independent Power Producers & Energy Traders 0.6%			
Energy Future Holdings Corp., senior secured note, 10.00%, 1/15/20	United States	24,225,000	25,981,312
Multi-Utilities 0.2%			
Aquila Inc., senior note, 8.27%, 11/15/21	United States	6,100,000	7,641,171
Total Corporate Bonds (Cost $64,820,638)			77,969,203
Total Investments before Short Term Investments (Cost $3,012,256,500)			4,275,015,376
		Shares	
Short Term Investments (Cost $89,283,113) 2.0%			
Money Market Funds 2.0%			
[a,b] Institutional Fiduciary Trust Money Market Portfolio	United States	89,283,113	89,283,113
Total Investments (Cost $3,101,539,613) 100.0%			4,364,298,489
Other Assets, less Liabilities (0.0)%†			(1,751,836)
Net Assets 100.0%			$ 4,362,546,653

† Rounds to less than 0.1% of net assets.

[a] Non-income producing.

[b] The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

Franklin Custodian Funds

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Custodian Funds (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of five funds (Funds).

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust's Board of Trustees (the Board), the Funds' administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds and non-registered money market funds are valued at the closing net asset value.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined. Derivatives listed on an exchange are valued at the official closing price of the day. Repurchase agreements are valued at cost, which approximates market value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches

including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the fund. As a result, differences may arise between the value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Franklin Income Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

The Franklin Income Fund purchased or wrote option contracts primarily to manage exposure to equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. Options purchased are recorded as an asset while options written are recorded as a liability. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium and the cost to close the position is recorded as a realized gain or loss. Pursuant to the terms of the written option contract, cash or securities may be required to be deposited as collateral. The fund did not hold any option contracts at period end.

4. INCOME TAXES

At June 30, 2012, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin DynaTech Fund	Franklin Growth Fund	Franklin Income Fund
Cost of investments	$ 750,436,735	$ 3,848,148,532	$64,519,020,189
Unrealized appreciation	$ 479,029,019	$ 2,406,124,395	$ 7,040,438,450
Unrealized depreciation	(9,216,958)	(162,102,783)	(7,181,717,469)
Net unrealized appreciation (depreciation)	$ 469,812,061	$ 2,244,021,612	$ (141,279,019)

	Franklin U.S. Government Securities Fund	Franklin Utilities Fund
Cost of investments	$ 11,070,146,881	$ 3,103,534,455
Unrealized appreciation	$ 649,025,516	$ 1,265,033,720
Unrealized depreciation	(814,724)	(4,269,686)
Net unrealized appreciation (depreciation)	$ 648,210,792	$ 1,260,764,034

5. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the Franklin Income Fund for the nine months ended June 30, 2012, were as shown below.

Name of Issuer	Number of Shares/Principal Amount* Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares/Principal Amount* Held at End of of Period	Value at End of Period	Investment Income	Realized Capital Gain (Loss)
Franklin Income Fund							
Non-Controlled Affiliates							
Callon Petroleum Co.	4,150,000	-	50,000	4,100,000	$ 17,466,000	$ -	$ 103,660
Callon Petroleum Co., senior secured note, 13.00%, 9/15/16	58,135,500	-	3,000,000	55,135,500	56,513,887	5,375,711	(143,784)
Canadian Oil Sands Ltd.	24,550,000	950,000	-	25,500,000	493,944,305	19,873,551	-
[a]Dex Media West LLC, Term Loan B, 7.25%, 10/24/14	5,397,761	-	601,441	4,796,320	2,981,714	236,996	119,417
Dex One Corp.	10,242,757	-	-	10,242,757	9,576,978	-	-
Dex One Corp., senior sub. note, PIK, 14.00%, 1/29/17	81,136,340	2,839,772	49,124,285	34,851,827	8,391,832	3,448,575	(36,274,328)
Dynegy Holdings Inc., senior note, 7.50%, 6/01/15	211,500,000	-	-	211,500,000	142,762,500	-	-
Dynegy Holdings Inc., senior note, 7.50%, 6/01/15	150,000,000	-	-	150,000,000	95,250,000	-	-
Dynegy Holdings Inc., senior note, 8.375%, 5/01/16	355,235,000	-	-	355,235,000	241,559,800	-	-
Dynegy Holdings Inc., senior note, 7.75%, 6/01/19	307,500,000	-	-	307,500,000	207,562,500	-	-
Dynegy Inc.	9,000,000	-	-	9,000,000	5,265,000	-	-
Dynegy Midwest Generation LLC, Term Loan, 9.25%, 8/05/16	17,500,000	-	131,250	17,368,750	17,802,969	902,905	2,334
Dynegy Power LLC, Term Loan, 9.25%, 8/05/16	32,500,000	-	162,500	32,337,500	33,388,469	1,676,823	4,335
Dynegy Roseton Danskammer Pass Through Trust, secured bond, B, 7.67%, 11/08/16	43,300,000	-	3,300,000	40,000,000	24,800,000	-	(1,383,086)
[a]R.H. Donnelley Inc., Term Loan B, 9.00%, 10/24/14	49,377,618	-	3,964,116	45,413,502	20,140,888	2,242,693	305,654
Total Affiliated Securities (2.14% of Net Assets)					$1,377,406,842	$33,757,254	$(37,265,798)

*In U.S. dollars unless otherwise indicated.
[a]Company is a wholly owned subsidiary of Dex One Corp.

6. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:

- Level 1 – quoted prices in active markets for identical financial instruments
- Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
- Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of June 30, 2012, in valuing the Funds' assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Franklin DynaTech Fund				
Assets:				
Investments in Securities:				
Equity Investments:				
Internet Software & Services	$ 102,639,324	$ 4,225,000	$ -	$ 106,864,324
Other Equity Investments[a]	1,061,974,775	-	-	1,061,974,775
Short Term Investments	51,409,697	-	-	51,409,697
Total Investments in Securities	$ 1,216,023,796	$ 4,225,000	$ -	$ 1,220,248,796
Franklin Growth Fund				
Assets:				
Investments in Securities:				
Equity Investments:				
Utilities	$ 41,198,500	$ 20,011,242	$ -	$ 61,209,742
Other Equity Investments[a]	5,338,072,356	-	-	5,338,072,356
Short Term Investments	296,780,534	396,107,512	-	692,888,046
Total Investments in Securities	$ 5,676,051,390	$ 416,118,754	$ -	$ 6,092,170,144
Franklin Income Fund				
Assets:				
Investments in Securities:				
Equity Investments:[b]				
Consumer Discretionary	$ 176,364,116	$ 65,152,958	$ -	$ 241,517,074
Energy	3,786,662,017	217,399,200	-	4,004,061,217
Financials	4,955,414,615	888,032,576	-	5,843,447,191
Utilities	7,275,216,647	58,788,000	-	7,334,004,647
All Other Equity Investments[a]	9,414,590,249	-	-	9,414,590,249
Equity-Linked Securities	-	4,244,469,495	-	4,244,469,495
Convertible Bonds	-	144,692,037	-	144,692,037
Corporate Bonds	-	26,564,314,823	-	26,564,314,823
Senior Floating Rate Interests	-	5,303,536,844	-	5,303,536,844

Asset-Backed Securities and Commercial Mortgage-Backed Securities	-	221,767,582	-	221,767,582
Short Term Investments	398,143,175	663,196,836	-	1,061,340,011
Total Investments in Securities	$ 26,006,390,819	$38,371,350,351	$ -	$64,377,741,170
Franklin U.S. Government Securities Fund				
Assets:				
Investments in Securities:				
Mortgage-Backed Securities	$ -	$11,499,175,880	$ -	$11,499,175,880
Short Term Investments	219,181,793	-	-	219,181,793
Total Investments in Securities	$ 219,181,793	$11,499,175,880	$ -	$11,718,357,673
Franklin Utilities Fund				
Assets:				
Investments in Securities:				
Equity Investments[b]	$ 4,197,046,173	$ -	$ -	$ 4,197,046,173
Corporate Bonds	-	77,969,203	-	77,969,203
Short Term Investments	89,283,113	-	-	89,283,113
Total Investments in Securities	$ 4,286,329,286	$ 77,969,203	$ -	$ 4,364,298,489

[a]For detailed categories, see the accompanying Statement of Investments.

[b]Includes common, preferred and convertible preferred stocks as well as other equity investments.

7. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a Fund's financial position. The ASU is effective for interim and annual reporting periods beginning on or after January 1, 2013. The Funds believe the adoption of this ASU will not have a material impact on their financial statements.

8. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson
Laura F. Fergerson
Chief Executive Officer - Finance and Administration
Date August 24, 2012

By /s/ Gaston Gardey
Gaston Gardey
Chief Financial Officer and Chief Accounting Officer
Date August 24, 2012